United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00179

                         Central Securities Corporation
               (Exact name of registrant as specified in charter)
                           630 Fifth Avenue, Suite 820
                              New York, N.Y. 10111
                    (Address of principal executive offices)

Registrant's telephone number including area code: 212-698-2020

Date of fiscal year end:  December 31
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

                         CENTRAL SECURITIES CORPORATION
                            Statement of Investments
                               September 30, 2009
                                   (Unaudited)

                           PORTFOLIO SECURITIES 91.1%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

Prin.Amt.
or Shares                                                               Value
---------                                                               -----
            Banking and Finance 4.2%
  675,000     The Bank of New York Mellon Corporation.............   $19,568,250
  150,000     NewStar Financial, Inc. (a).........................       493,500
                                                                     -----------
                                                                      20,061,750
                                                                     -----------
            Business Services 0.2%
  100,000     Heritage-Crystal Clean Inc. (a).....................     1,275,000
                                                                     -----------
            Communications 1.6%
1,000,000     Arbinet-thexchange, Inc. (a)........................     2,350,000
  200,000     AT&T Inc............................................     5,402,000
   40,000     Vodafone Group PLC..................................       900,000
                                                                     -----------
                                                                       7,752,000
                                                                     -----------
            Electronics 20.5%
  920,000     Agilent Technologies, Inc. (a)......................    25,603,600
  370,000     Analog Devices, Inc.................................    10,204,600
  831,000     Coherent, Inc. (a)..................................    19,378,920
  630,000     Flextronics International Inc. (a)..................     4,706,100
  710,000     Intel Corporation...................................    13,894,700
  300,000     Maxim Integrated Products, Inc......................     5,442,000
  350,000     Motorola, Inc.......................................     3,006,500
1,000,000     RadiSys Corporation (a).............................     8,690,000
3,230,000     Sonus Networks, Inc. (a)............................     6,847,600
                                                                     -----------
                                                                      97,774,020
                                                                     -----------
            Energy 10.8%
  300,000     Berry Petroleum Company Class A.....................     8,034,000
  200,000     Devon Energy Corporation............................    13,466,000
2,000,000     GeoMet, Inc. (a)....................................     3,380,000
  670,000     McMoRan Exploration Co. (a).........................     5,058,500
  300,000     Murphy Oil Corporation..............................    17,271,000
  200,000     Nexen Inc...........................................     4,514,000
                                                                     -----------
                                                                      51,723,500
                                                                     -----------
            Health Care 2.3%
  120,000     Abbott Laboratories.................................     5,936,400
  100,000     Medtronic, Inc......................................     3,680,000
  260,000     Vical Inc. (a)......................................     1,107,600
                                                                     -----------
                                                                      10,724,000
                                                                     -----------
            Information Technology Services 5.1 %
1,700,000     Convergys Corporation (a)...........................    16,898,000
  960,000     Xerox Corporation...................................     7,430,400
                                                                     -----------
                                                                      24,328,400
                                                                     -----------

 Prin.Amt.
 or Shares                                                              Value
 ---------                                                              -----
             Insurance 29.5%
    10,000     Erie Indemnity Co. Class A.......................   $    374,600
    70,000     The Plymouth Rock Company, Inc.
                   Class A (b)(c)(d)............................    140,000,000
                                                                   ------------
                                                                    140,374,600
                                                                   ------------
             Manufacturing 14.6%
   770,000     Brady Corporation Class A........................     22,114,400
   200,000     Carlisle Companies Inc...........................      6,782,000
   400,000     Dover Corporation................................     15,504,000
   200,000     General Electric Co..............................      3,284,000
   100,000     Precision Castparts Corporation..................     10,187,000
   230,000     Roper Industries, Inc............................     11,725,400
                                                                   ------------
                                                                     69,596,800
                                                                   ------------
             Retailing 1.9%
    28,751     AeroGroup International, Inc. (a)(c)(d)..........        324,886
   230,000     Walgreen Co......................................      8,618,100
                                                                   ------------
                                                                      8,942,986
                                                                   ------------
             Miscellaneous 0.4%
               Other Investments (e)............................      1,810,334
                                                                   ------------
                  Total Portfolio Securities
                    (cost $270,486,570).........................    434,363,390
                                                                   ------------
             SHORT-TERM INVESTMENTS 8.9%

             Money Market Fund 2.6%
12,420,746     Fidelity Institutional Money Market
                 Government Portfolio 0.10%.....................     12,381,221
                                                                   ------------
             U.S. Treasury Obligations 6.3%
31,130,000     U.S. Treasury Bills 0.16% - 0.26%
                 due 10/22/09 - 3/11/10.........................     30,001,476
                                                                   ------------
                  Total Short-Term Investments
                   (cost $42,382,697)...........................     42,382,697
                                                                   ------------
                  Total Investments
                   (cost $312,869,267) (100.0%).................    476,746,087
                  Cash, receivables and other assets
                   less liabilities (0.0%)......................       (147,004)
                                                                   ------------
                  Net Assets (100%).............................   $476,599,083
                                                                   ============

(a)   Non-dividend paying.

(b)   Affiliate as defined in the Investment Company Act of 1940.

(c)   Valued at estimated fair value.

(d)   Restricted security. See footnote 3.

(e) Securities which have been held less than one year which have not been previously disclosed and are not restricted.

               See accompanying notes to statement of investments.

                         CENTRAL SECURITIES CORPORATION
                        NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation - Securities are valued at the last sale price or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates value. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

As of September 30, 2009, the tax cost of investments was $312,869,267. Net unrealized appreciation was $163,876,820 consisting of gross unrealized appreciation and gross unrealized depreciation of $222,480,584 and $58,603,764, respectively.

2. Fair Value Measurements - The Corporation's investments are categorized below in three broad hierarchical levels based on market price observability as follows:

      o Level 1 - Quoted prices in active markets for identical investments. The Corporation's Level 1 investments consist of securities listed on a national securities exchange or NASDAQ national market and money market funds;

      o Level 2 - Other significant observable data obtained from independent sources; for example, quoted prices for similar investments or the use of models or other valuation methodologies. The Corporation's Level 2 investments consist of short-term investments, carried at amortized cost.

      o Level 3 - Significant unobservable inputs including the Corporation's own assumptions based upon the best information available. Investments categorized as Level 3 include securities in which there is little, if any, market activity. The Corporation's Level 3 investments consist of The Plymouth Rock Company, Inc. and Aerogroup International, Inc.

The methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The Corporation's investments as of September 30, 2009 are classified as follows:

                  Valuation Inputs      Investments in Securities
                  ----------------      -------------------------
                  Level 1                    $306,419,725
                  Level 2                      30,001,476
                  Level 3                     140,324,886
                                             ------------
                                             $476,746,087
                                             ============

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

     Balance at December 31, 2008                          $126,385,838
     Change in unrealized appreciation of investments        13,939,048
                                                           ------------
     Balance at September 30, 2009                         $140,324,886
                                                           ============

No Level 3 investments were purchased, sold or transferred to Level 1 or Level 2 during the nine months ended September 30, 2009.

3. Restricted Securities - The Corporation has from time to time invested in securities the resale of which is restricted. On September 30, 2009, such investments had an aggregate value of $140,324,886, which was equal to 29.4% of the Corporation's net assets. Investments in restricted securities at September 30, 2009 were:

Company                           Shares        Security           Date Purchased      Cost
-------                           ------        --------           --------------      ----
AeroGroup International, Inc.     28,751    Common Stock               6/14/05        $17,200
The Plymouth Rock Company, Inc.   60,000    Class A Common Stock      12/15/82      1,500,000
The Plymouth Rock Company, Inc.   10,000    Class A Common Stock        6/9/84        699,986

The Corporation does not have the right to demand registration of the restricted securities.

Item 2.  Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the

Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.
(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By: /s/  Wilmot H. Kidd
    -----------------------------------
         President

Date: October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  Wilmot H. Kidd
    -----------------------------------
         President

Date:  October 20, 2009

By: /s/  Charles N. Edgerton
    -----------------------------------
         Vice President and Treasurer

Date:  October 20, 2009